STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
General and administrative	$ 264	$ 96	$ 645	$ 1,062
Research and development		1,614	2,685	3,757
Total operating expenses	264	1,710	3,330	4,819
Loss from operations	(264)	(1,710)	(3,330)	(4,819)
Other income (expense):
Interest expense, related parties	(116)	(63)	(339)	(175)
Interest income	52	19	123	10
Total other income (expense), net	(64)	(44)	(216)	(165)
Net loss	(328)	(1,754)	(3,546)	(4,984)
Class A Member Units
Other income (expense):
Net loss	$ (161)	$ (859)	$ (1,738)	$ (2,442)
Net loss per unit, basic (In dollars per unit)	$ 0	$ (0.01)	$ (0.02)	$ (0.03)
Net loss per unit, diluted (In dollars per unit)	$ 0	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average units outstanding, basic (In shares)	95,555,554	95,555,554	95,555,554	85,825,570
Weighted average units outstanding, diluted (In shares)	95,555,554	95,555,554	95,555,554	85,825,570
Class B Member Units
Other income (expense):
Net loss	$ (167)	$ (895)	$ (1,808)	$ (2,542)
Net loss per unit, basic (In dollars per unit)	$ (0.01)	$ (0.05)	$ (0.11)	$ (0.15)
Net loss per unit, diluted (In dollars per unit)	$ (0.01)	$ (0.05)	$ (0.11)	$ (0.15)
Weighted average units outstanding, basic (In shares)	16,666,666	16,666,666	16,666,666	16,666,666
Weighted average units outstanding, diluted (In shares)	16,666,666	16,666,666	16,666,666	16,666,666